Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Loans, including fees	$ 36,329	$ 41,263	$ 43,462
Taxable	1,608	1,776	2,187
Tax exempt	590	571	497
Dividends	279	267	275
Other interest	195	163	93
	39,001	44,040	46,514
Interest expense:
Deposits	5,064	8,436	11,053
Other borrowed funds	493	644	1,405
Subordinated debentures	789	1,089	1,089
	6,346	10,169	13,547
Net interest income	32,655	33,871	32,967
Provision for loan losses	1,583	4,896	5,871
Net interest income after provision for loan losses	31,072	28,975	27,096
Noninterest income:
Service charges on deposit accounts	1,831	2,218	2,202
Trust fees	199	215	233
Income from bank owned life insurance and annuity assets	782	725	741
Mortgage banking income	626	386	362
Electronic refund check / deposit fees	2,289	2,559	780
Debit/credit card interchange income	1,700	1,387	998
Net loss on other real estate owned	(331)	(1,266)
Other	1,206	956	1,015
	8,483	7,222	6,154
Noninterest expense:
Salaries and employee benefits	17,418	16,650	15,647
Occupancy	1,565	1,585	1,609
Furniture and equipment	954	1,143	1,214
Corporation franchise tax	780	744	745
FDIC insurance	755	1,029	1,061
Data processing	1,021	891	685
Foreclosed assets	446	650	67
Other	6,802	5,607	5,615
	29,741	28,299	26,643
Income before income taxes	9,814	7,898	6,607
Provision for income taxes	2,762	2,063	1,511
NET INCOME	7,052	5,835	5,096
Change in unrealized gains/losses on securities	979	1,127	(693)
Income tax effect	(333)	(383)	236
Net of tax	646	744	(457)
Comprehensive income	7,698	6,579	4,639
Earnings per share (in Dollars per share)	$ 1.75	$ 1.46	$ 1.28
Other Real Estate Owned [Member]
Noninterest income:
Net loss on other real estate owned	$ (150)	$ (1,224)	$ (177)